UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010.

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    MC CULLOUGH & ASSOCIATES LLC
Address: 101 CALIFORNIA ST., SUITE 3260
         SAN FRANCISCO, CA 94111



13F File Number: 728-03629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    LEON A. WIATRAK
Title:   MANAGER______
Phone:   415-956-8700
Signature, Place, and Date of Signing:

LEON A. WIATRAK, SAN FRANCISCO CA.       03/01/2011__


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      28
Form 13F Information Table Value Total:       $111,069


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     5852   199200 SH       SOLE                   199200        0        0
AMERICAN ELECTRIC POWER CO INC COM              025537101      768    21335 SH       SOLE                    21335        0        0
BOEING COMPANY                 COM              097023105     3848    58965 SH       SOLE                    58965        0        0
CAPSTEAD MORTGAGE CORP         COM              14067E506     4733   375955 SH       SOLE                   375955        0        0
CONOCOPHILLIPS                 COM              20825C104     6156    90400 SH       SOLE                    90400        0        0
CONSOLIDATED EDISON INC        COM              209115104     5611   113185 SH       SOLE                   113185        0        0
DUPONT DE NEMOUR               COM              263534109     6170   123705 SH       SOLE                   123705        0        0
ENCANA CORP                    COM              292505104      435    14935 SH       SOLE                    14935        0        0
FRANKLIN RESOURCES INC         COM              354613101      556     5000 SH       SOLE                     5000        0        0
FREEPORT MCMORAN               COM              35671D857     4690    39050 SH       SOLE                    39050        0        0
GENERAL ELECTRIC CO            COM              369604103     5853   320035 SH       SOLE                   320035        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     5109    30383 SH       SOLE                    30383        0        0
HEWLETT PACKARD CORP           COM              428236103     4355   103445 SH       SOLE                   103445        0        0
JOHNSON & JOHNSON              COM              478160104     5092    82335 SH       SOLE                    82335        0        0
MICROSOFT CORP                 COM              594918104     1942    69575 SH       SOLE                    69575        0        0
NATURAL RESOURCES PARTNERS LP  COM              63900P103     1961    59075 SH       SOLE                    59075        0        0
PENGROWTH ENERGY TRUST         COM              706902509     5220   405895 SH       SOLE                   405895        0        0
PEPSICO INC                    COM              713448108     4780    73170 SH       SOLE                    73170        0        0
PERMIAN BASIN ROYALTY          COM              714236106     5012   221185 SH       SOLE                   221185        0        0
PFIZER INC                     COM              717081103     1117    63775 SH       SOLE                    63775        0        0
PITNEY BOWES INC.              COM              724479100      602    24885 SH       SOLE                    24885        0        0
UNITED PARCEL SERVICE INC.     COM              911312106     4121    56785 SH       SOLE                    56785        0        0
VISA INC.                      COM              92826C839     4250    60390 SH       SOLE                    60390        0        0
WELLS FARGO & CO (NEW)         COM              949746101     5530   178455 SH       SOLE                   178455        0        0
WINDSTREAM CORP                COM              97381W104     5165   370530 SH       SOLE                   370530        0        0
INGERSOLL-RAND PLC             COM              G47791101     3889    82580 SH       SOLE                    82580        0        0
NORDIC AMERICAN TANKER         COM              G65773106     4553   174980 SH       SOLE                   174980        0        0
DIANA SHIPPING, INC.           COM              Y2066G104     3699   307715 SH       SOLE                   307715        0        0